Deposits - Schedule for our Deposits Payable on a Fixed Date (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of deposits payable to customers on a fixed date [line items]
Total	$ 291,632	$ 294,893
Within 1 year [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Total	192,617	183,952
1-2 years [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Total	27,855	34,401
2 to 3 years [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Total	30,053	23,855
3 to 4 years [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Total	18,260	21,735
4 to 5 years [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Total	9,683	16,959
Over 5 years [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Total	$ 13,164	$ 13,991